Lease financing - Capital lease obligations, Principal payments (Table) (Details) - Financing Lease [Member] $ in Thousands	Jun. 30, 2021 USD ($)
Obligation with Joint and Several Liability Arrangement [Line Items]
June 30, 2022	$ 54,723
June 30, 2023	54,723
June 30, 2024	49,950
June 30, 2025	49,723
June 30, 2026	124,318
June 30, 2027 and thereafter	171,017
Total bareboat lease minimum payments	504,454
Unamortized lease issuance costs	(6,194)
Total bareboat lease minimum payments, net	498,260
Lease financing short term	54,723
Lease financing long term, net of unamortized lease issuance costs	$ 443,537